Derivative Warrant Liabilities (Details) - SPRING VALLEY ACQUISITION CORP - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	20 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Percentage of gross proceeds on total equity proceeds	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Private Placement Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding	8,900,000	8,900,000	8,900,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	11,500,000	11,500,000	11,500,000
Public Warrants expiration term		5 years
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days	3 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days	3 days
Class A Common Stock | Public Warrants
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10
Class A Common Stock | Maximum
Class of Warrant or Right [Line Items]
Share price	$ 9.20